14. Stockholders' Equity (Details Narrative) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common stock to be issued for services, shares				59,964
Common stock to be issued for services, value	$ 12,000	$ 11,964	$ 36,000	$ 59,964	$ 50,709	$ 72,000
Expenses incurred but not yet paid in shares			86,709	35,455
Stock issued for services, value					24,509	469,377
Stock issued for acquisition, value				290,716	290,716
Proceeds from issuance of stock					0	10,072,848
Stock option compensation			$ 605,150	$ 172,900	$ 432,250	$ 0
Options [Member]
Options outstanding	210,000		210,000		210,000	0
Options nonvested	0		0		122,500
AVX Acquisition [Member]
Stock issued for acquisition, shares				39,286	39,286
Stock issued for acquisition, value				$ 290,716	$ 290,716
Third Party Consultants [Member]
Common stock to be issued for services, value			$ 36,000
Stock issued for services, shares				13,445
Stock issued for services, value				$ 96,509